STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 9 – STOCKHOLDERS’ DEFICIT

Common Stock

The Company has been authorized to issue 150,000,000 shares of common stock, $.001 par value.  Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

During the nine months ended September 30, 2018, the Company issue 4,123,643 shares of its restricted common stock as follows:

1.	2,000 shares to a consultant for services rendered, valued at $1,420.

2.	15,000 shares to the Company's SEC counsel for services rendered, valued at $10,650.

3.	1,000,000 shares to a consultant as payment on a consulting contract, valued at $485,600. In February 2018, the Company filed a Form S-8 with the SEC to register these shares.

4.	10,000 shares each of the three directors, total 30,000 shares for their service to the Company, valued at a total of $10,239.

5.	7,500 shares to employees from the restricted stock plan valued at $37,069.

6.

36,018 shares to a company owned by an independent director for leasehold improvements at the Tennessee store, valued at $17,649 on commitment date. The Company reduced related party payable when the shares were issued.

7.	600,000 shares to the principal of Medahub for services performed, valued at $126,000.

8.	2,233,125 shares to the Company's CEO to settle accrued salary, bonus and expenses in the amount of $446,625.

9.	200,000 shares to a non-employee director for cash value of $70,000

Warrants and Options

At September 30, 2018, 65,000 options were outstanding and there were no warrants outstanding. The Company did not issue any common stock purchase warrants or options during the nine months ended September 30, 2018 and 2017.

Restricted Stock Awards to Key Employees

In  March 2017, the board of directors approved issuance of 100,000 shares of the Company’s restricted common stock to its key employees. The award for the employees are subject to a four or five-year vesting requirements, i.e. the requisite service period. The shares are issued as the vesting restriction lapses. The Company valued these shares at fair value on commitment date which is the date on which the employee accepted the award and recorded stock based compensation expense over the requisite service period.  During the six months ended June 30, 2017, the board of directors approved issuance of 10,000 shares of the Company’s common stock to one of the key employees as the vesting requirement was met. These shares were valued at $12,800 on commitment date.

Stock based compensation expense for these awards for the three and nine months ended September 30, 2017 was $17,877 and $60,501, respectively. Stock based compensation expense for these awards for the three and nine months ended September 30, 2018 was $11,040 and $37,069, respectively.

NOTE 10 - STOCKHOLDERS’ EQUITY

Common Stock

The Company has been authorized to issue 150,000,000 shares of common stock, $.001 par value.  Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.

During the year ended December 31, 2017, the Company issued 608,166 shares of its restricted common stock as follows:

1)     10,000 shares to each director for services rendered for fiscal year 2016 and 10,000 shares for services to be rendered for fiscal year 2017, total 60,000 shares, valued at $99,000;

2)     17,646 shares to a consultant for investors relations services, valued at $30,000;

3)     50,000 shares to the Company’s SEC legal counsel for services performed, valued at $82,500;

4)     10,000 shares to an employee for services performed, valued at $12,800;

5)     110,000 shares to an investor and its affiliate as offering costs, valued at $184,800;

6)     50,000 shares to a director for consulting services rendered in the convertible note and equity purchase agreement transactions, valued at $82,500;

7)     100,000 shares issued as debt issuance cost to CEO for related party advances, valued at $182,000;

8)     100,000 shares issued as interest expense to CEO for related party advances, valued at $158,000;

9)     15,000 shares to a consultant for continuing services, valued at $23,400; and

10)     80,000 shares to a director as other considerations and to purchase and prepare assets acquired by the Company’s subsidiary, valued at $128,000.

11)     15,520 shares to a director for expenses incurred related to land excavation and clean up, valued at $9,529.

During the year ended December 31, 2016 the Company issued 3,976,410 shares of its common stock as follows:

1)     6,466 shares were issued to a consultant to provide institutional funding services valued at $14,955. No additional service was performed after this issuance;

2)     15,846 shares were issued for advisory services performed in December 2016, valued at $30,000. The agreement provides for issuance of additional shares, priced at the 3-day closing average of the Company’s common stock, each month thereafter, for services performed through May 5, 2017;

3)     2,474,850 shares were issued to the MariJ shareholders in the acquisition transaction of January 15, 2016;

4)     130,000 shares were issued to directors as subscriptions for new purchased shares for $65,000 at $0.50 per share;

5)     15,000 shares were issued from exercise of common stock purchase options at $0.01 per share; and

6)     1,200,000 shares were issued to a related party to settle $600,000 of working capital advances at $0.50 per share;

7)     132,248 shares were issued to the former CEO valued at $238,000 pursuant to his anti-dilution agreement; and

8)     2,000 shares were issued for services performed by an independent consultant valued at $3,620.

Warrants and Options

At its meeting of directors on February 1, 2007, the Company’s board of directors approved the Acacia Automotive, Inc. 2007 Stock Incentive Plan1 (the “Plan”), which was approved by our stockholders on November 2, 2007, reserving 1,000,000 shares to be issued there under in the form of common stock or common stock purchase options.  On July 26, 2012, our shareholders voted to update and extend the Acacia Automotive, Inc. 2007 Stock Incentive Plan, renaming it the Acacia Diversified Holdings, Inc. 2012 Stock Incentive Plan. Warrants, which may be included as equity compensation of used in other manners, are not a component of the Plan. On June 29, 2015 shareholders holding a majority of the shares of the Company voted to discontinue the Company’s stock incentive plans. At December 31, 2017, 65,000 options still remained outstanding.

The Company did not issue any common stock purchase warrants or options during the years ended December 31, 2017 and 2016. The following tables represent stock options and warrants activities for the years ended December 31, 2017 and 2016.

Stock Options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2015	90,000	$0.34	3.10	$10,350
Granted	-
Exercised	(15,000)	$0.01
Forfeited or cancelled	-
Outstanding at December 31, 2016	75,000	$0.41	2.71	$82,000
Granted	-
Exercised	-
Forfeited or cancelled	(10,000)	$0.80
Outstanding at December 31, 2017	65,000	$0.35	2.00	$16,050
Exercisable at December 31, 2017	65,000	$0.35	2.00	$16,050

* Of the 65,000 options still active as of December 31, 2017: (i) 15,000 expire at 12-31-2018; (ii) 30,000 expire at 11-6-2019; and, (iii) 20,000 expire at 12-23-2020.

Stock Warrants

At December 31, 2017 and 2016, there were no outstanding and exercisable stock purchase warrants. The following summarizes the warrant activities during the year ended December 31, 2016:

2016
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2015	1,000,000	$3.00
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	1,000,000	$3.00
Outstanding at December 31, 2016	-	$-
Exercisable at December 31, 2016	-	$-

In March 2017, the Company entered into an equity purchase agreement (“agreement”) with an investor whereby the investor will purchase up to $5,000,000 of the Company’s common stock over a period of 24 months from the effective date of the Company’s Registration Statement. The investor will purchase the Company’s common stock at a 10% discount. Pursuant to the agreement, the Company issued to the investor, and its affiliate, 110,000 shares of its common stock as commitment fee. These shares are valued at $184,800 at the commitment date and are deemed direct incremental costs associated with the offering. Subsequent to filing the Registration Statement, the Company withdrew its filing, and therefore, these costs are expensed as general and administrative expense.

The Company’s board of directors approved issuance of 50,000 shares of the Company’s common stock to a director for his service as a consultant of the transaction. The Company determined that 34,000 shares of the total number of shares approved for issuance represent compensation costs directly related the sale of the Company’s common stock to this investor. These shares are valued at $56,100 on commitment date are deemed direct incremental costs associated with the offering. Subsequent to filing the Registration Statement, the Company withdrew its filing, and therefore, these costs are expensed as general and administrative expense.

Restricted Stock Awards to Key Employees

In March 2017, the board of directors approved issuance of 100,000 shares of the Company’s restricted common stock to its key employees. The award for the employees are subject to a four or five-year vesting requirements, i.e. the requisite service period. The shares are issued as the vesting restriction lapses. The Company valued these shares at fair value on commitment date which is the date on which the employee accepted the award and recorded stock based compensation expense over the requisite service period.  During the year ended December 31, 2017, the board of directors approved issuance of 10,000 shares of the Company’s common stock to one of the key employees as the vesting requirement was met. These shares were valued at $12,800 on commitment date. Stock based compensation expense for these awards for the year ended December 31, 2017 was $62,616. There was no restricted stock awarded to key employees in 2016.